Fair Value Measurements - Schedule of change in fair value of Level 3 derivative warrant liabilities (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($)		3 Months Ended	7 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements Details Schedule of Change in Fair Value of Level3 Derivative Warrant Liabilities [Line Items]
Level 3 warrant liabilities, balance		$ 15,960,669
Change in fair value of warrant liabilities		(1,958,000)	$ 13,828,001
Level 3 warrant liabilities, balance		$ 14,002,669	15,960,669
Issuance of Public and Private Warrants			26,857,668
Transfer of public warrant liability to Level 1	[1]		$ (24,725,000)

[1]	Due to the use of quoted prices in an active market for Public Warrants as of December 31, 2020, the Company had transfers out of Level 3 to Level 1 amounting to $24,725,000 as of December 31, 2020. The Company deems the transfer between levels to have occurred at the end of the period.